Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001643615
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Montrose Environmental Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39394
Entity Tax Identification Number	46-4195044
Entity Address, Address Line One	5120 Northshore Drive
Entity Address, City or Town	North Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72118
City Area Code	(501)
Local Phone Number	408-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.000004 par value per share
Trading Symbol	MEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false